Amount of the Finance Receivables Segregated into Aging Categories Based on the Number of Days Outstanding (Detail) In Millions	Mar. 31, 2011 Retail USD ($)	Mar. 31, 2011 Retail JPY (¥)	Mar. 31, 2011 Finance leases USD ($)	Mar. 31, 2011 Finance leases JPY (¥)	Mar. 31, 2011 Wholesale JPY (¥)	Mar. 31, 2011 Wholesale USD ($)	Mar. 31, 2011 Real Estate USD ($)	Mar. 31, 2011 Real Estate JPY (¥)	Mar. 31, 2011 Working Capital JPY (¥)	Mar. 31, 2011 Working Capital USD ($)
Current	$ 84,392	¥ 7,017,171	$ 13,367	¥ 1,111,453	¥ 897,971	$ 10,799	$ 5,950	¥ 494,700	¥ 593,516	$ 7,138
31-60 days past due	867	72,082	72	5,968	2,260	27	5	404	44	1
61-90 days past due	186	15,466	15	1,283	355	4	0	34	0	0
Over 90 days past due	285	23,734	54	4,484	74	1	7	621	578	7
Total	$ 85,730	¥ 7,128,453	$ 13,508	¥ 1,123,188	¥ 900,660	$ 10,831	$ 5,962	¥ 495,759	¥ 594,138	$ 7,146